Finance income and finance costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 47	€ 2,253	€ (472)	€ 2,724
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(470)	(381)	(947)	(759)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	121	2,653	(431)	3,568
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 396	€ (19)	€ 906	€ (85)